Schedule of operating and finance lease expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Amortization of leased asset	$ 5,458	$ 8,148	$ 7,948
Total lease expenses	143,545	134,098	96,916
General and Administrative Expense [Member]
Lease expenses	133,533	123,366	87,692
Lease expenses - short-term
Amortization of leased asset	7,157	8,148	7,948
Interest Expense [Member]
Interest on lease liabilities	$ 2,855	$ 2,584	$ 1,276